UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Bond Index Fund
(Institutional, Investor (formerly Initial Class) and Class L)
Annual Report
December 31, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The investment objective of the Great-West Bond Index Fund is to provide investment results which track the total return of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Benchmark”). The Benchmark is designed to replicate the performance of the domestic investment grade fixed rate bond market. The Fund is designed to meet the needs of investors who wish to participate in the overall performance of the U.S. investment grade sector.
The Fund’s tracking error (defined as the total return of the Fund minus the total return of the Benchmark) for 2017 was 0.03% gross of fees. For the 12 months ended December 31, 2017, the Fund (Institutional Class shares) returned 3.30% while the Benchmark returned 3.54%. The performance objective of this Fund is to track the return of the Benchmark by investing the portfolio in similar weightings as the Benchmark. However, complete replication of the Benchmark within and across sectors is impractical because of associated transaction costs, liquidity, and issue limitations. Sampling techniques, rather than complete security duplication of the Benchmark acts as the investment strategy for this Fund.
Volatility remained low throughout most of 2017 as the yield curve flattened and rates on the long-end were for the most part range bound while rates on the short-end increased. Spreads in Investment Grade (“IG”) continued to tighten and ended the year at post Financial Crisis tights. Agency MBS lagged the Benchmark due to uncertainty surrounding the Federal Reserve’s unwinding of its balance sheet and concerns about excess supply coming into the market in 2018. Corporate bonds were once again the best performing asset class in 2017 with a 6.4% return while Agency MBS were amongst the worst, returning less than 2.5%.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

15,000
14,000
13,000
12,000
11,000
10,000
12/31/2007
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
Fund (Investor Class)
Bloomberg Barclays U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Bloomberg Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00
2008	10,640.00	10,524.00
2009	11,297.55	11,148.07
2010	12,032.40	11,877.16
2011	12,899.93	12,808.33
2012	13,403.03	13,347.56
2013	13,066.13	13,077.44
2014	13,818.64	13,857.60
2015	13,850.93	13,933.81
2016	14,119.64	14,302.71
2017	14,551.70	14,809.29

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	3.30%	N/A	1.89%
Investor Class	3.06%	1.66%	3.82%
Class L	2.75%	1.40%	2.15%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Ratings as of December 31, 2017
Rating	Percentage of Fund Investments
Aaa	69.03%
Aa1	0.94
Aa2	1.56
Aa3	0.65
A1	3.26
A2	2.57
A3	5.26
Baa1	4.04
Baa2	4.42
Baa3	3.81
Ba1	0.43
Ba2	0.04
Ba3	0.03
B2	0.06
Not Rated	0.60
Short Term Investments	3.30
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,011.30	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.77
Investor Class
Actual	$1,000.00	$1,009.40	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$2.55
Class L
Actual	$1,000.00	$1,008.50	$3.80
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.82
* Expenses are equal to the Fund's annualized expense ratio of 0.15% for the Institutional Class, 0.50% for the Investor Class and 0.75% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2017
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.42%
$ 1,250,000	Avis Budget Rental Car Funding LLC(a) Series 2015-2A Class A 2.63%, 12/20/2021	$ 1,247,515
1,000,000	Capital One Multi-Asset Execution Trust Series 2015-A2 Class A2 2.08%, 03/15/2023	997,262
1,000,000	CarMax Auto Owner Trust Series 2015-2 Class A4 1.80%, 03/15/2021	996,163
1,000,000	Chase Issuance Trust Series 2016-A4 Class A 1.49%, 07/15/2022	982,646
1,000,000	Discover Card Execution Note Trust Series 2016-A1 Class A1 1.64%, 07/15/2021	996,828
326,178	Mercedes-Benz Auto Receivables Trust Series 2015-1 Class A3 1.34%, 12/16/2019	325,444
641,984	Nissan Auto Receivables Owner Trust Series 2015-B Class A3 1.34%, 03/16/2020	640,198
500,000	Toyota Auto Receivables Owner Trust Series 2016-A Class A4 1.47%, 09/15/2021	495,245
TOTAL ASSET-BACKED SECURITIES — 0.42% (Cost $6,721,961)		$ 6,681,301
CORPORATE BONDS AND NOTES
Basic Materials — 0.97%
1,500,000	Agrium Inc 4.13%, 03/15/2035	1,548,593
250,000	Air Liquide Finance(a) 1.38%, 09/27/2019	246,092
	CF Industries Inc(a)
675,000	3.40%, 12/01/2021	681,850
878,000	4.50%, 12/01/2026	914,991
1,000,000	Eastman Chemical Co 4.65%, 10/15/2044	1,089,880
1,000,000	EI du Pont de Nemours & Co 4.90%, 01/15/2041	1,141,515
1,000,000	Georgia-Pacific LLC(a) 2.54%, 11/15/2019	1,003,495
1,000,000	HB Fuller Co 4.00%, 02/15/2027	947,500
1,000,000	International Paper Co 4.40%, 08/15/2047	1,043,995
1,000,000	Lubrizol Corp 6.50%, 10/01/2034	1,347,198
	Monsanto Co
301,000	3.38%, 07/15/2024	305,447
985,000	3.60%, 07/15/2042	901,681
1,000,000	Mosaic Co 4.05%, 11/15/2027	1,002,330
Principal Amount		Fair Value
Basic Materials — (continued)
$ 1,110,000	Potash Corp of Saskatchewan Inc 6.50%, 05/15/2019	$ 1,167,117
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,053,948
1,000,000	Sherwin-Williams Co 4.50%, 06/01/2047	1,092,330
		15,487,962
Communications — 2.28%
	21st Century Fox America Inc
1,000,000	8.50%, 02/23/2025	1,307,897
1,000,000	4.75%, 11/15/2046(b)	1,156,509
	Amazon.com Inc(a)
1,000,000	3.15%, 08/22/2027	1,001,210
1,000,000	4.05%, 08/22/2047	1,076,667
	AT&T Inc
1,000,000	2.80%, 02/17/2021	1,004,337
2,250,000	2.85%, 02/14/2023	2,258,599
2,000,000	4.25%, 03/01/2027	2,038,280
500,000	6.15%, 09/15/2034	575,851
1,500,000	5.35%, 09/01/2040	1,581,767
1,000,000	CBS Corp 3.70%, 08/15/2024	1,028,768
	Cisco Systems Inc
1,000,000	1.40%, 09/20/2019	989,461
1,000,000	2.20%, 09/20/2023	979,834
	Comcast Corp
1,000,000	4.25%, 01/15/2033	1,089,283
1,000,000	3.40%, 07/15/2046	945,217
2,000,000	Cox Communications Inc(a) 2.95%, 06/30/2023	1,971,260
500,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	739,563
	Discovery Communications LLC
1,000,000	2.20%, 09/20/2019	995,273
1,000,000	5.20%, 09/20/2047	1,042,834
1,000,000	Rogers Communications Inc 4.10%, 10/01/2023	1,049,154
	Time Warner Cable Inc
1,000,000	4.13%, 02/15/2021	1,029,698
750,000	4.50%, 09/15/2042	703,096
	Time Warner Inc
1,000,000	4.75%, 03/29/2021	1,064,303
1,000,000	4.85%, 07/15/2045	1,049,341
	Verizon Communications Inc
1,000,000	2.45%, 11/01/2022	980,086
1,000,000	4.15%, 03/15/2024	1,051,588
1,000,000	2.63%, 08/15/2026	941,626
1,890,000	4.27%, 01/15/2036	1,878,871
2,000,000	3.85%, 11/01/2042	1,807,562
	Walt Disney Co
1,000,000	1.85%, 07/30/2026	918,871
1,000,000	4.13%, 12/01/2041	1,075,665

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2017
Principal Amount		Fair Value
Communications — (continued)
$ 1,000,000	3.00%, 07/30/2046	$ 888,223
		36,220,694
Consumer, Cyclical — 1.84%
2,000,000	American Honda Finance Corp 1.70%, 09/09/2021	1,947,743
1,000,000	BMW US Capital LLC(a) 2.80%, 04/11/2026	977,405
	Cintas Corp No 2
500,000	2.90%, 04/01/2022	504,417
1,000,000	3.70%, 04/01/2027	1,040,232
1,000,000	Coach Inc 3.00%, 07/15/2022	996,339
2,286,496	CVS Pass Through Trust 6.04%, 12/10/2028	2,541,363
1,000,000	Daimler Finance North America LLC(a) 2.25%, 09/03/2019	996,967
	Ford Motor Co
1,000,000	4.35%, 12/08/2026	1,042,306
1,500,000	5.29%, 12/08/2046	1,630,933
	General Motors Financial Co Inc
1,000,000	2.40%, 05/09/2019	1,000,158
1,000,000	3.70%, 05/09/2023	1,019,777
1,000,000	Harley-Davidson Financial Services Inc(a) 2.40%, 09/15/2019	998,795
1,000,000	Hasbro Inc 3.50%, 09/15/2027	977,004
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	1,036,213
1,000,000	Lear Corp 3.80%, 09/15/2027	1,000,563
1,000,000	Lowe's Cos Inc 3.12%, 04/15/2022	1,020,164
500,000	Mattel Inc 4.35%, 10/01/2020	492,500
1,100,000	Michael Kors Inc(a) 4.00%, 11/01/2024	1,109,710
1,195,000	O'Reilly Automotive Inc 3.85%, 06/15/2023	1,249,633
1,000,000	PACCAR Financial Corp 2.30%, 08/10/2022	988,960
1,000,000	PACCAR Inc 2.50%, 08/14/2020	1,004,555
1,000,000	Royal Caribbean Cruises Ltd 2.65%, 11/28/2020	999,184
1,000,000	Under Armour Inc(b) 3.25%, 06/15/2026	875,310
772,687	US Airways 2013-1 Class A Pass Through Trust 3.95%, 11/15/2025	805,140
1,000,000	Wal-Mart Stores Inc 3.63%, 12/15/2047	1,046,580
1,000,000	Whirlpool Corp 3.70%, 05/01/2025	1,030,019
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,000,000	Wyndham Worldwide Corp 4.15%, 04/01/2024	$ 1,004,480
		29,336,450
Consumer, Non-Cyclical — 4.46%
	Abbott Laboratories
750,000	2.90%, 11/30/2021	758,599
1,000,000	3.75%, 11/30/2026	1,026,588
1,000,000	4.90%, 11/30/2046	1,145,466
	AbbVie Inc
1,000,000	4.50%, 05/14/2035	1,097,607
500,000	4.70%, 05/14/2045	557,143
	Actavis Funding SCS
500,000	3.45%, 03/15/2022	507,969
500,000	4.55%, 03/15/2035	528,736
	Aetna Inc
1,000,000	2.80%, 06/15/2023	984,030
1,000,000	3.88%, 08/15/2047	984,562
500,000	Alberto-Culver LLC 5.15%, 06/01/2020	531,785
	Allergan Funding SCS
500,000	3.80%, 03/15/2025	508,910
500,000	4.75%, 03/15/2045	531,821
	Altria Group Inc
500,000	2.85%, 08/09/2022	503,215
1,000,000	3.88%, 09/16/2046	991,362
1,000,000	Amgen Inc 6.90%, 06/01/2038	1,359,312
	Anheuser-Busch InBev Finance Inc
1,500,000	3.65%, 02/01/2026	1,547,580
1,000,000	4.90%, 02/01/2046	1,157,959
580,000	4.44%, 10/06/2048	631,240
	Anthem Inc
923,000	3.13%, 05/15/2022	931,038
1,000,000	3.65%, 12/01/2027	1,019,024
1,000,000	AstraZeneca PLC 2.38%, 06/12/2022	988,014
	BAT Capital Corp(a)
1,000,000	2.30%, 08/14/2020	994,431
1,000,000	2.76%, 08/15/2022	994,423
1,000,000	3.56%, 08/15/2027	1,001,000
500,000	4.39%, 08/15/2037	522,712
1,000,000	Becton Dickinson & Co 4.67%, 06/06/2047	1,081,725
1,500,000	Biogen Inc 4.05%, 09/15/2025	1,586,923
1,000,000	Campbell Soup Co 3.30%, 03/19/2025	1,004,019
1,000,000	Celgene Corp 3.63%, 05/15/2024	1,028,236
1,000,000	Church & Dwight Co Inc 2.45%, 08/01/2022	987,623
	Ecolab Inc
500,000	2.38%, 08/10/2022	494,341
438,000	2.70%, 11/01/2026	419,755
	Gilead Sciences Inc
1,000,000	3.70%, 04/01/2024	1,045,983
1,000,000	4.75%, 03/01/2046	1,155,696

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2017
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,500,000	Hillshire Brands Co 4.10%, 09/15/2020	$ 1,555,532
1,010,000	HJ Heinz Co(a) 4.88%, 02/15/2025	1,070,686
	Humana Inc
1,000,000	2.90%, 12/15/2022	998,203
1,000,000	3.95%, 03/15/2027	1,035,098
750,000	Ingredion Inc 4.63%, 11/01/2020	787,780
1,000,000	Johnson & Johnson 3.40%, 01/15/2038	1,023,449
60,000	Kraft Foods Group Inc 3.50%, 06/06/2022	61,388
	Kraft Heinz Foods Co
1,000,000	3.95%, 07/15/2025	1,032,632
1,000,000	4.38%, 06/01/2046	989,662
209,000	Life Technologies Corp 6.00%, 03/01/2020	223,677
1,000,000	Magellan Health Inc 4.40%, 09/22/2024	1,006,292
	McCormick & Co Inc
357,000	3.25%, 11/15/2025	359,282
1,000,000	3.40%, 08/15/2027	1,012,799
1,000,000	4.20%, 08/15/2047	1,052,562
	Medtronic Inc
500,000	2.50%, 03/15/2020	502,930
500,000	3.50%, 03/15/2025	518,552
500,000	4.63%, 03/15/2045	581,997
1,000,000	Merck & Co Inc 2.75%, 02/10/2025	995,717
500,000	Molson Coors Brewing Co 4.20%, 07/15/2046	509,044
	Moody's Corp
1,000,000	4.50%, 09/01/2022	1,071,338
1,000,000	3.25%, 01/15/2028(a)	988,295
	Mylan NV
500,000	3.15%, 06/15/2021	502,743
500,000	3.95%, 06/15/2026	504,054
1,000,000	PepsiCo Inc 3.45%, 10/06/2046	969,163
	Perrigo Finance Unlimited Co
553,000	3.50%, 03/15/2021	561,178
1,164,000	3.50%, 12/15/2021	1,185,274
1,000,000	Pfizer Inc 4.00%, 12/15/2036	1,094,658
500,000	Philip Morris International Inc 4.13%, 03/04/2043	513,747
1,000,000	Quest Diagnostics Inc 4.70%, 03/30/2045	1,063,259
2,000,000	Reckitt Benckiser Treasury Services PLC(a) 2.75%, 06/26/2024	1,956,219
460,000	Reynolds American Inc 8.13%, 06/23/2019	497,521
700,000	Roche Holdings Inc(a)(b) 1.75%, 01/28/2022	680,397
1,000,000	S&P Global Inc 4.40%, 02/15/2026	1,083,241
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	Shire Acquisitions Investments Ireland Designated Activity Co 2.40%, 09/23/2021	$ 984,155
600,000	Smithfield Foods Inc(a) 3.35%, 02/01/2022	601,149
1,000,000	Sysco Corp 3.25%, 07/15/2027	996,336
	Teva Pharmaceutical Finance Co BV
1,000,000	3.15%, 10/01/2026(b)	825,423
1,000,000	4.10%, 10/01/2046	760,871
	Thermo Fisher Scientific Inc
285,000	3.30%, 02/15/2022	291,641
1,000,000	4.10%, 08/15/2047	1,029,210
	UnitedHealth Group Inc
1,000,000	2.13%, 03/15/2021	992,547
500,000	4.63%, 07/15/2035	581,888
500,000	3.95%, 10/15/2042	519,262
600,000	Universal Health Services Inc(a) 4.75%, 08/01/2022	611,250
	Zimmer Biomet Holdings Inc
1,250,000	2.70%, 04/01/2020	1,250,537
1,028,000	4.25%, 08/15/2035	1,012,624
	Zoetis Inc
1,000,000	3.45%, 11/13/2020	1,023,539
900,000	4.70%, 02/01/2043	1,005,308
		71,082,936
Energy — 2.94%
1,000,000	Andeavor Co 4.25%, 12/01/2027	1,008,291
1,000,000	Baker Hughes GE Co LLC(a) 3.34%, 12/15/2027	998,013
1,000,000	BG Energy Capital PLC(a) 4.00%, 10/15/2021	1,048,415
	BP Capital Markets PLC
1,000,000	2.11%, 09/16/2021	987,251
1,000,000	3.81%, 02/10/2024	1,051,052
2,000,000	Cimarex Energy Co 3.90%, 05/15/2027	2,044,463
1,500,000	CNOOC Finance 2013 Ltd 3.00%, 05/09/2023	1,483,274
1,000,000	ConocoPhillips 5.90%, 10/15/2032	1,237,845
700,000	Ecopetrol SA 4.13%, 01/16/2025	703,500
664,000	Enterprise Products Operating LLC 4.85%, 08/15/2042	728,560
200,000	EOG Resources Inc 2.63%, 03/15/2023	197,676
1,000,000	EQT Midstream Partners LP 4.13%, 12/01/2026	995,546
1,000,000	Exxon Mobil Corp 2.22%, 03/01/2021	997,608
500,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	533,246

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2017
Principal Amount		Fair Value
Energy — (continued)
$ 1,000,000	FMS Wertmanagement 1.38%, 06/08/2021	$ 971,983
	Halliburton Co
1,000,000	3.50%, 08/01/2023	1,028,262
1,000,000	5.00%, 11/15/2045	1,147,356
1,000,000	Husky Energy Inc 4.00%, 04/15/2024	1,044,412
	Kinder Morgan Energy Partners LP
500,000	3.95%, 09/01/2022	515,948
500,000	4.70%, 11/01/2042	483,652
	Kinder Morgan Inc
400,000	3.05%, 12/01/2019	403,458
500,000	5.30%, 12/01/2034	533,053
1,000,000	Marathon Petroleum Corp 4.75%, 09/15/2044	1,043,947
500,000	Motiva Enterprises LLC(a) 5.75%, 01/15/2020	528,027
1,000,000	Noble Energy Inc 3.85%, 01/15/2028	1,002,758
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	598,596
1,000,000	Petro-Canada 6.80%, 05/15/2038	1,377,280
	Petroleos Mexicanos
1,000,000	5.50%, 01/21/2021	1,061,000
1,500,000	3.50%, 01/30/2023	1,468,500
1,000,000	6.50%, 03/13/2027(a)	1,093,000
600,000	6.63%, 06/15/2035	641,004
900,000	5.50%, 06/27/2044	827,964
1,000,000	Phillips 66 4.65%, 11/15/2034	1,094,939
1,000,000	Phillips 66 Partners LP 4.90%, 10/01/2046	1,057,029
	Plains All American Pipeline LP / PAA Finance Corp
1,000,000	3.60%, 11/01/2024	973,643
750,000	4.30%, 01/31/2043	661,807
	Sabine Pass Liquefaction LLC
625,000	5.63%, 02/01/2021	669,982
1,000,000	4.20%, 03/15/2028	1,011,485
	Shell International Finance BV
2,000,000	1.75%, 09/12/2021	1,951,463
750,000	3.63%, 08/21/2042	739,825
1,000,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	1,098,692
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	987,975
1,500,000	Statoil ASA 2.45%, 01/17/2023	1,490,870
1,000,000	Sunoco Logistics Partners LP 4.65%, 02/15/2022	1,049,773
750,000	Total Capital International SA 2.88%, 02/17/2022	760,213
1,690,000	TransCanada PipeLines Ltd 3.75%, 10/16/2023	1,765,505
Principal Amount		Fair Value
Energy — (continued)
	Valero Energy Corp
$ 1,000,000	3.40%, 09/15/2026	$ 1,003,796
500,000	7.50%, 04/15/2032	673,577
		46,775,514
Financial — 8.54%
1,500,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust 3.95%, 02/01/2022	1,545,795
1,000,000	Air Lease Corp 3.38%, 06/01/2021	1,021,391
586,956	ALEX Alpha LLC 1.62%, 08/15/2024	570,917
1,000,000	Allstate Corp 3.15%, 06/15/2023	1,014,050
1,000,000	American Express Co 8.15%, 03/19/2038	1,563,542
	American Express Credit Corp
1,000,000	2.25%, 08/15/2019	1,001,987
1,500,000	3.30%, 05/03/2027	1,521,714
	AvalonBay Communities Inc
476,000	2.95%, 05/11/2026	466,470
2,000,000	3.35%, 05/15/2027	2,014,887
	Bank of America Corp
1,000,000	2.60%, 01/15/2019	1,003,357
1,000,000	2.63%, 04/19/2021	1,005,005
1,000,000	2.37%, 07/21/2021	998,182
2,000,000	2.33%, 10/01/2021	1,994,219
1,000,000	3.30%, 01/11/2023	1,022,856
1,000,000	3.95%, 04/21/2025	1,033,878
1,000,000	3.50%, 04/19/2026	1,022,133
500,000	6.11%, 01/29/2037	638,794
1,000,000	5.88%, 02/07/2042	1,323,101
	Bank of Montreal
1,000,000	1.50%, 07/18/2019	990,192
1,000,000	1.90%, 08/27/2021	978,829
	Bank of New York Mellon Corp
1,000,000	2.30%, 09/11/2019	1,002,506
2,000,000	3.65%, 02/04/2024	2,092,806
1,500,000	Barclays PLC 3.65%, 03/16/2025	1,497,325
2,193,521	BGS CTL Pass Through Trust 6.36%, 06/15/2033	2,633,464
1,000,000	BlackRock Inc 3.20%, 03/15/2027	1,015,721
1,000,000	Brighthouse Financial Inc(a) 4.70%, 06/22/2047	1,019,233
1,619,293	Caledonia Generating LLC(a) 1.95%, 02/28/2022	1,596,410
	Capital One Financial Corp
1,000,000	4.75%, 07/15/2021	1,068,373
2,000,000	3.30%, 10/30/2024	1,992,302
1,000,000	Charles Schwab Corp 2.65%, 01/25/2023	999,245
1,000,000	Citibank NA 2.13%, 10/20/2020	990,374

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2017
Principal Amount		Fair Value
Financial — (continued)
	Citigroup Inc
$ 1,500,000	4.50%, 01/14/2022	$ 1,595,463
1,000,000	3.40%, 05/01/2026	1,005,706
1,250,000	4.45%, 09/29/2027	1,322,993
500,000	6.63%, 01/15/2028	615,360
1,200,000	4.65%, 07/30/2045	1,364,568
1,000,000	Citizens Bank NA 2.55%, 05/13/2021	996,201
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.88%, 02/08/2022	1,050,263
	Credit Suisse AG
1,000,000	2.30%, 05/28/2019	1,000,879
500,000	3.00%, 10/29/2021	505,075
500,000	3.63%, 09/09/2024	517,258
1,876,507	Durrah MSN 35603 1.68%, 01/22/2025	1,823,718
1,500,000	Export-Import Bank of Korea 4.00%, 01/29/2021	1,544,425
1,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	1,029,369
2,000,000	Fifth Third Bank 1.63%, 09/27/2019	1,976,694
	Goldman Sachs Group Inc
1,000,000	2.75%, 09/15/2020	1,004,929
1,000,000	2.60%, 12/27/2020	999,813
1,500,000	3.00%, 04/26/2022	1,505,736
1,000,000	3.50%, 01/23/2025	1,015,607
1,100,000	6.75%, 10/01/2037	1,471,514
1,000,000	6.25%, 02/01/2041	1,346,569
78,000	HCP Inc 5.38%, 02/01/2021	83,757
500,000	Health Care REIT Inc 4.00%, 06/01/2025	516,905
1,000,000	Healthcare Trust of America Holdings LP 3.75%, 07/01/2027	995,652
1,000,000	Hospitality Properties Trust 4.50%, 06/15/2023	1,045,475
145,000	HSBC Finance Corp 6.68%, 01/15/2021	161,198
	HSBC Holdings PLC
1,000,000	3.40%, 03/08/2021	1,022,003
1,000,000	4.25%, 03/14/2024	1,044,370
500,000	3.90%, 05/25/2026	518,433
750,000	6.50%, 09/15/2037	985,639
1,000,000	Hudson Pacific Properties LP 3.95%, 11/01/2027	994,604
1,000,000	Intercontinental Exchange Inc 3.10%, 09/15/2027	998,578
1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	1,033,542
	JPMorgan Chase & Co
1,500,000	2.35%, 01/28/2019	1,502,848
1,000,000	2.75%, 06/23/2020	1,008,669
1,000,000	4.35%, 08/15/2021	1,060,507
1,500,000	2.70%, 05/18/2023	1,489,940
600,000	3.88%, 09/10/2024	625,738
1,000,000	2.95%, 10/01/2026	981,964
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	3.63%, 12/01/2027	$ 1,010,474
1,000,000	3.88%, 07/24/2038	1,032,213
1,000,000	5.50%, 10/15/2040	1,258,393
	KFW
1,000,000	1.88%, 04/01/2019	998,992
2,000,000	1.50%, 04/20/2020	1,974,163
1,000,000	2.75%, 09/08/2020	1,016,424
2,000,000	2.00%, 10/04/2022	1,967,480
500,000	Kilroy Realty LP 3.80%, 01/15/2023	511,225
500,000	Kimco Realty Corp 2.70%, 03/01/2024	484,014
1,000,000	Legg Mason Inc 2.70%, 07/15/2019	1,002,769
1,000,000	Markel Corp 3.63%, 03/30/2023	1,017,929
1,000,000	Marsh & McLennan Cos Inc 2.75%, 01/30/2022	1,001,900
695,000	Massachusetts Mutual Life Insurance Co(a) 8.88%, 06/01/2039	1,150,955
	Morgan Stanley
1,000,000	5.63%, 09/23/2019	1,053,703
1,000,000	5.50%, 07/28/2021	1,093,729
1,000,000	3.70%, 10/23/2024	1,033,100
1,500,000	3.13%, 07/27/2026	1,479,089
1,500,000	4.35%, 09/08/2026	1,571,370
1,000,000	4.30%, 01/27/2045	1,077,596
1,000,000	MUFG Americas Holdings Corp 2.25%, 02/10/2020	994,515
1,000,000	National Australia Bank Ltd(a) 2.40%, 12/09/2019	1,001,379
500,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	722,315
1,000,000	Northwestern Mutual Life Insurance Co(a) 3.85%, 09/30/2047	1,012,766
750,000	PNC Bank NA 2.00%, 05/19/2020	743,845
1,000,000	PNC Financial Services Group Inc 2.60%, 07/21/2020	1,006,300
500,000	Prologis LP 4.25%, 08/15/2023	535,213
500,000	Protective Life Corp 8.45%, 10/15/2039	751,207
	Royal Bank of Canada
1,000,000	2.15%, 03/15/2019	999,967
3,000,000	2.50%, 01/19/2021	3,008,618
1,500,000	Royal Bank of Scotland Group PLC 3.88%, 09/12/2023	1,525,177
1,820,008	Santa Rosa Leasing LLC 1.47%, 11/03/2024	1,757,639
2,000,000	Simon Property Group LP 2.35%, 01/30/2022	1,980,788
1,000,000	State Street Corp 2.55%, 08/18/2020	1,006,564
250,000	Susa Partnership LP 7.50%, 12/01/2027	323,054

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2017
Principal Amount		Fair Value
Financial — (continued)
$ 44,000	Teachers Insurance & Annuity Association of America(a) 6.85%, 12/16/2039	$ 62,120
	Toronto-Dominion Bank
2,000,000	2.13%, 07/02/2019	1,999,581
1,000,000	1.90%, 10/24/2019	994,172
1,000,000	1.80%, 07/13/2021	979,165
500,000	Travelers Cos Inc 6.25%, 06/15/2037	680,817
	US Bancorp
1,250,000	2.35%, 01/29/2021	1,250,102
1,000,000	3.00%, 03/15/2022	1,019,814
1,000,000	3.10%, 04/27/2026	992,691
500,000	Ventas Realty LP 3.25%, 10/15/2026	486,715
1,000,000	Visa Inc 2.80%, 12/14/2022	1,014,512
	Wells Fargo & Co
1,000,000	2.13%, 04/22/2019	999,760
1,500,000	3.00%, 01/22/2021	1,521,233
1,500,000	3.55%, 09/29/2025	1,539,316
1,500,000	3.00%, 04/22/2026	1,471,255
750,000	4.30%, 07/22/2027	798,373
500,000	5.38%, 02/07/2035	610,787
1,000,000	3.90%, 05/01/2045	1,036,249
1,000,000	4.40%, 06/14/2046	1,053,674
		136,016,221
Industrial — 2.28%
	Agilent Technologies Inc
187,000	5.00%, 07/15/2020	198,552
225,000	3.20%, 10/01/2022	226,883
1,000,000	Amphenol Corp 4.00%, 02/01/2022	1,045,292
1,000,000	Arrow Electronics Inc 3.25%, 09/08/2024	979,662
497,035	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust 4.97%, 04/01/2023	534,649
	Burlington Northern Santa Fe LLC
460,000	3.05%, 03/15/2022	469,567
500,000	5.15%, 09/01/2043	617,697
	Canadian National Railway Co
1,000,000	2.85%, 12/15/2021	1,011,266
720,000	2.25%, 11/15/2022	704,996
1,000,000	3.50%, 11/15/2042	976,418
1,000,000	Caterpillar Financial Services Corp 1.70%, 08/09/2021	975,153
1,000,000	Caterpillar Inc 5.20%, 05/27/2041	1,260,871
1,000,000	Cummins Inc 4.88%, 10/01/2043	1,197,803
278,122	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019	283,684
Principal Amount		Fair Value
Industrial — (continued)
$ 1,000,000	FedEx Corp 3.90%, 02/01/2035	$ 1,015,182
500,000	FLIR Systems Inc 3.13%, 06/15/2021	503,650
	General Electric Co
1,000,000	2.70%, 10/09/2022	998,333
1,000,000	4.13%, 10/09/2042	1,046,687
1,000,000	Hexcel Corp 3.95%, 02/15/2027	1,019,177
	JB Hunt Transport Services Inc
500,000	2.40%, 03/15/2019	500,494
375,000	3.30%, 08/15/2022	379,819
	Molex Electronic Technologies LLC(a)
1,000,000	2.88%, 04/15/2020	1,000,159
1,000,000	3.90%, 04/15/2025	1,019,423
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	1,090,755
1,000,000	PerkinElmer Inc 5.00%, 11/15/2021	1,078,018
188,000	Republic Services Inc 3.20%, 03/15/2025	188,991
1,000,000	Rockwell Automation Inc 2.88%, 03/01/2025	985,888
	Rockwell Collins Inc
1,000,000	3.20%, 03/15/2024	1,007,457
1,000,000	4.35%, 04/15/2047	1,085,049
1,345,000	Rolls-Royce PLC(a) 2.38%, 10/14/2020	1,336,070
1,000,000	Roper Technologies Inc 2.80%, 12/15/2021	1,001,650
1,000,000	Siemens Financieringsmaatschappij NV(a) 4.40%, 05/27/2045	1,120,547
1,000,000	Smiths Group PLC(a) 3.63%, 10/12/2022	1,005,585
1,500,000	Textron Inc 4.30%, 03/01/2024	1,585,954
1,000,000	Trimble Navigation Ltd 4.75%, 12/01/2024	1,079,001
1,000,000	Tyco Electronics Group SA 3.45%, 08/01/2024	1,027,797
1,000,000	Union Pacific Corp 3.60%, 09/15/2037	1,035,262
804,268	Union Pacific Railroad Co 2006 Pass Through Trust 5.87%, 07/02/2030	906,774
343,735	Union Pacific Railroad Co 2007-3 Pass Through Trust 6.18%, 01/02/2031	396,609
	United Parcel Service Inc
1,000,000	2.80%, 11/15/2024	1,004,211
500,000	2.40%, 11/15/2026	476,224

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2017
Principal Amount		Fair Value
Industrial — (continued)
$ 1,000,000	United Technologies Corp 3.75%, 11/01/2046	$ 1,000,625
		36,377,884
Technology — 1.76%
1,000,000	Activision Blizzard Inc 3.40%, 09/15/2026	1,011,775
	Apple Inc
2,000,000	1.55%, 08/04/2021	1,942,837
1,000,000	2.75%, 01/13/2025	991,062
1,500,000	3.00%, 11/13/2027	1,490,442
1,000,000	3.85%, 05/04/2043	1,038,017
1,000,000	Applied Materials Inc 3.30%, 04/01/2027	1,016,809
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(a)
500,000	3.48%, 06/01/2019	506,219
500,000	6.02%, 06/15/2026	551,177
500,000	8.10%, 07/15/2036	631,031
1,410,000	Fidelity National Information Services Inc 2.25%, 08/15/2021	1,386,080
1,000,000	Hewlett Packard Enterprise Co 4.40%, 10/15/2022	1,050,772
	Intel Corp
1,000,000	2.45%, 07/29/2020	1,010,828
1,000,000	4.10%, 05/19/2046	1,101,673
1,000,000	International Business Machines Corp 4.00%, 06/20/2042	1,058,087
	Microsoft Corp
1,000,000	1.10%, 08/08/2019	986,529
2,000,000	3.45%, 08/08/2036	2,060,434
1,000,000	4.45%, 11/03/2045	1,171,008
1,000,000	NVIDIA Corp 2.20%, 09/16/2021	989,162
	Oracle Corp
1,000,000	1.90%, 09/15/2021	984,111
1,000,000	3.40%, 07/08/2024	1,036,708
1,000,000	4.30%, 07/08/2034	1,110,618
	QUALCOMM Inc
1,000,000	2.25%, 05/20/2020	992,142
2,000,000	2.90%, 05/20/2024	1,950,896
	VMware Inc
1,000,000	2.30%, 08/21/2020	994,262
1,000,000	3.90%, 08/21/2027	1,009,192
		28,071,871
Utilities — 1.70%
1,000,000	AEP Texas Inc(a) 3.80%, 10/01/2047	1,027,144
1,000,000	Basin Electric Power Cooperative(a) 4.75%, 04/26/2047	1,113,005
1,000,000	Boston Gas Co(a) 3.15%, 08/01/2027	996,483
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	CenterPoint Energy Houston Electric LLC 1.85%, 06/01/2021	$ 981,358
1,000,000	Connecticut Light & Power Co 4.15%, 06/01/2045	1,101,912
2,000,000	Consolidated Edison Co 3.13%, 11/15/2027	2,016,586
1,000,000	DTE Electric Co 3.75%, 08/15/2047	1,039,260
1,000,000	Duke Energy Carolinas LLC 3.75%, 06/01/2045	1,028,930
1,000,000	Duke Energy Florida Inc 5.65%, 04/01/2040	1,302,933
792,273	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	819,341
1,000,000	Entergy Louisiana LLC 3.30%, 12/01/2022	1,021,739
1,000,000	Florida Power & Light Co 3.13%, 12/01/2025	1,016,550
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	619,122
500,000	Kansas Gas & Electric Co(a) 6.70%, 06/15/2019	529,685
500,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	606,576
1,000,000	Northern States Power Co 4.00%, 08/15/2045	1,081,692
1,000,000	Oklahoma Gas & Electric Co 4.15%, 04/01/2047	1,086,967
2,000,000	PECO Energy Co 1.70%, 09/15/2021	1,943,777
500,000	Pennsylvania Electric Co 5.20%, 04/01/2020	527,703
	Public Service Electric & Gas Co
1,100,000	2.38%, 05/15/2023	1,081,180
1,000,000	4.05%, 05/01/2045	1,053,839
1,000,000	4.15%, 11/01/2045	1,091,744
500,000	Southwestern Electric Power Co 6.45%, 01/15/2019	520,493
1,000,000	Texas-New Mexico Power Co(a) 9.50%, 04/01/2019	1,084,878
500,000	Union Electric Co 8.45%, 03/15/2039	822,196
1,500,000	Virginia Electric & Power Co(b) 3.50%, 03/15/2027	1,550,405
		27,065,498
TOTAL CORPORATE BONDS AND NOTES — 26.77% (Cost $417,316,400)		$ 426,435,030
FOREIGN GOVERNMENT BONDS AND NOTES
	Asian Development Bank
1,500,000	1.63%, 03/16/2021	1,473,826

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2017
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,500,000	5.82%, 06/16/2028	$ 1,886,438
1,000,000	Canada Government International Bond 1.63%, 02/27/2019	996,434
	Colombia Government International Bond
400,000	7.38%, 03/18/2019	423,600
500,000	4.38%, 07/12/2021	527,250
1,250,000	4.00%, 02/26/2024	1,296,250
1,250,000	5.00%, 06/15/2045	1,321,875
	European Investment Bank
1,000,000	1.75%, 06/17/2019	996,527
2,000,000	2.88%, 09/15/2020	2,038,808
1,500,000	2.13%, 10/15/2021	1,491,503
1,000,000	Hungary Government International Bond 6.38%, 03/29/2021	1,110,080
	Inter-American Development Bank
1,500,000	1.75%, 10/15/2019	1,492,902
1,000,000	1.88%, 06/16/2020	995,774
1,500,000	1.75%, 04/14/2022	1,468,557
	International Bank for Reconstruction & Development
1,000,000	0.88%, 08/15/2019	982,232
1,000,000	2.13%, 11/01/2020(b)	999,686
1,000,000	1.63%, 02/10/2022	974,358
1,500,000	7.63%, 01/19/2023	1,868,205
	International Finance Corp
1,500,000	1.75%, 09/16/2019	1,492,968
1,500,000	1.13%, 07/20/2021	1,443,267
1,000,000	Israel Government AID Bond 5.50%, 12/04/2023	1,169,105
	Japan Bank for International Cooperation
1,500,000	2.25%, 02/24/2020	1,493,406
1,500,000	2.25%, 11/04/2026	1,440,976
	Mexico Government International Bond
1,000,000	3.50%, 01/21/2021(b)	1,034,000
1,000,000	3.60%, 01/30/2025	1,013,500
500,000	6.75%, 09/27/2034	650,000
1,000,000	4.60%, 01/23/2046	986,000
500,000	Panama Government International Bond 3.88%, 03/17/2028	522,500
800,000	Peruvian Government International Bond 4.13%, 08/25/2027	869,200
	Philippine Government International Bond
1,000,000	5.50%, 03/30/2026	1,180,490
600,000	6.38%, 10/23/2034	802,453
500,000	3.70%, 03/01/2041	497,255
2,000,000	Province of Alberta(a) 2.05%, 08/17/2026	1,879,481
	Province of British Columbia Canada
2,000,000	2.65%, 09/22/2021	2,020,183
2,000,000	2.25%, 06/02/2026	1,933,285
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,000,000	7.25%, 09/01/2036	$ 1,564,067
2,000,000	Province of Manitoba Canada 2.13%, 06/22/2026	1,880,845
	Province of Ontario Canada
500,000	1.65%, 09/27/2019	495,572
1,500,000	4.40%, 04/14/2020	1,570,962
2,000,000	3.20%, 05/16/2024(b)	2,060,791
1,500,000	Republic of Poland Government International Bond 5.00%, 03/23/2022	1,642,500
600,000	Republic of South Africa Government International Bond 4.30%, 10/12/2028	578,850
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.30% (Cost $52,484,471)		$ 52,565,961
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.11%
951,848	CSAIL Commercial Mortgage Trust Series 2017-C8 Class A1 1.93%, 06/15/2050	940,964
1,000,000	CSMC Trust(a) Series 2015-GLPB Class A 3.64%, 11/15/2034	1,040,449
1,000,000	GS Mortgage Securities Trust Series 2017-GS5 Class A2 3.22%, 03/10/2050	1,020,005
2,000,000	Houston Galleria(a) Series 2015-HGLR Class A1A2 3.09%, 03/05/2037	1,979,800
	JP Morgan Commercial Mortgage Securities Trust
	Series 2014-5 Class A1
1,175,473	3.00%, 10/25/2029(a)	1,186,392
	Series 2014-C19 Class A4
2,500,000	4.00%, 04/15/2047	2,644,161
	Series 2017-JP5 Class A5
1,000,000	3.72%, 03/15/2050	1,046,958
500,000	Madison Avenue Trust(a) Series 2013-650M Class A 3.84%, 10/12/2032	514,380
897,983	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14 Class A2 2.92%, 02/15/2047	904,438
	Wells Fargo Commercial Mortgage Trust
	Series 2016-BNK1 Class ASB
500,000	2.51%, 08/15/2049	490,183

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2017
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2016-BNK1 Class A3
$ 1,620,000	2.65%, 08/15/2049	$ 1,568,467
	Series 2015-LC22 Class A4
3,900,000	3.84%, 09/15/2058	4,104,588
219,940	WFRBS Commercial Mortgage Trust Series 2013-C11 Class A3 2.70%, 03/15/2045	219,795
		17,660,580
U.S. Government Agency — 28.31%
	Federal Home Loan Mortgage Corp
1,750,000	3.50%, TBA	1,797,950
886	5.50%, 02/01/2018	887
1,740	5.00%, 04/01/2018	1,775
4,319	5.00%, 08/01/2018	4,405
5,801	5.00%, 09/01/2018	5,916
57,581	4.50%, 04/01/2020	58,404
22,318	5.00%, 12/01/2020	23,061
39,431	4.00%, 01/01/2021	40,591
27,223	5.00%, 04/01/2021	28,134
12,403	5.00%, 05/01/2021	12,859
18,199	5.50%, 05/01/2021	18,855
42,065	5.50%, 06/01/2022	43,951
668,240	2.50%, 11/01/2022	668,983
10,478	5.00%, 03/01/2023	11,001
187,134	5.00%, 09/01/2024	202,892
218,630	4.50%, 10/01/2024	229,128
80,680	4.00%, 02/01/2025	83,734
785,678	4.00%, 05/01/2026	818,019
263,456	3.50%, 08/01/2026	273,678
1,697,201	3.00%, 01/01/2027	1,729,752
12,347	7.50%, 05/01/2027	13,938
2,286,983	3.00%, 02/01/2029	2,333,101
14,591	6.50%, 04/01/2029	16,162
2,194,126	3.00%, 07/01/2029	2,240,116
2,051,858	2.50%, 02/01/2030	2,050,459
2,378	7.50%, 08/01/2030	2,820
4,784,965	2.50%, 12/01/2031	4,780,802
1,421,547	2.50%, 02/01/2032	1,420,310
533,747	3.50%, 04/01/2032	555,756
481,250	2.50%, 10/01/2032	480,831
160,030	6.50%, 11/01/2032	177,261
1,291,476	2.50%, 12/01/2032	1,290,353
147,984	5.50%, 06/01/2033	164,166
62,775	4.50%, 08/01/2033	67,032
26,755	5.00%, 02/01/2034	29,031
903,322	4.00%, 06/01/2034	954,989
25,122	5.00%, 07/01/2034	27,040
128,180	5.00%, 09/01/2035	139,793
33,030	6.00%, 03/01/2036	37,277
22,602	6.00%, 04/01/2036	25,512
133,943	5.00%, 06/01/2036	145,271
2,710,066	3.00%, 09/01/2036	2,759,847
923,814	6.50%, 10/01/2036	1,023,280
249,693	5.50%, 10/01/2037	276,982
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 26,696	5.50%, 11/01/2037	$ 29,482
63,688	5.50%, 12/01/2037	69,762
242,554	5.00%, 12/01/2039	264,963
607,347	5.00%, 02/01/2040	663,424
426,440	5.00%, 05/01/2040	464,138
165,045	4.50%, 07/01/2040	176,138
264,012	5.00%, 08/01/2040	286,541
427,688	4.00%, 10/01/2040	449,185
474,895	4.00%, 11/01/2040	500,606
1,091,887	4.00%, 01/01/2041	1,146,751
1,971,084	4.00%, 02/01/2041	2,083,814
362,751	4.00%, 04/01/2041	380,983
474,558	4.50%, 07/01/2041	505,704
1,026,816	3.50%, 11/01/2041	1,060,102
888,055	3.50%, 02/01/2042	916,868
1,086,758	3.50%, 03/01/2042	1,121,927
660,979	4.00%, 03/01/2042	694,228
713,460	3.50%, 07/01/2042	736,610
1,212,012	3.50%, 08/01/2042	1,251,340
577,715	3.00%, 09/01/2042	575,008
1,014,611	3.50%, 11/01/2042	1,047,535
845,391	3.50%, 05/01/2043	872,813
2,831,401	3.00%, 09/01/2043	2,850,155
526,552	4.00%, 10/01/2043	554,922
1,527,238	4.00%, 11/01/2043	1,614,921
506,997	4.50%, 11/01/2043	540,747
1,104,930	4.00%, 01/01/2044	1,158,371
1,253,026	4.00%, 09/01/2044	1,311,186
2,587,703	4.50%, 10/01/2044	2,753,079
2,069,611	3.50%, 11/01/2044	2,139,282
3,373,935	3.00%, 04/01/2045	3,380,061
1,777,379	4.00%, 04/01/2045	1,859,441
1,372,157	3.00%, 06/01/2045	1,374,710
1,869,380	3.00%, 08/01/2045	1,874,451
1,614,935	3.50%, 10/01/2045	1,661,689
2,578,447	4.50%, 10/01/2045	2,740,957
869,662	4.00%, 12/01/2045	909,874
2,911,482	3.50%, 04/01/2046	2,999,230
4,117,386	3.00%, 10/01/2046	4,125,961
6,954,038	3.00%, 11/01/2046	6,970,490
2,568,476	3.00%, 12/01/2046	2,573,030
5,697,277	3.00%, 02/01/2047	5,706,302
730,594	2.50%, 03/01/2047	707,030
3,553,040	4.00%, 05/01/2047	3,717,256
5,852,780	4.00%, 07/01/2047	6,123,201
729,640	3.50%, 08/01/2047	750,768
4,715,456	3.50%, 10/01/2047	4,852,000
1,961,960	4.50%, 10/01/2047	2,093,928
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K714 Class A2
1,100,000	3.03%, 10/25/2020	1,119,312
	Series K025 Class A2
1,000,000	2.68%, 10/25/2022	1,011,691
	Series K036 Class A1
1,702,102	2.78%, 04/25/2023	1,721,292
	Series K052 Class A2

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2017
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,000,000	3.15%, 11/25/2025	$ 1,027,061
	Series K061 Class A1
732,699	3.01%, 08/25/2026	747,026
	Series K061 Class A2
750,000	3.35%, 11/25/2026	779,498
	Federal National Mortgage Association
1,709	5.00%, 06/01/2018	1,740
16,273	4.00%, 04/01/2019	16,750
8,965	5.00%, 10/01/2020	9,241
10,041	8.00%, 11/01/2022	10,650
264,591	4.50%, 05/01/2024	279,193
107,170	4.00%, 02/01/2025	111,633
1,400,663	3.50%, 12/01/2025	1,446,313
405,645	4.00%, 01/01/2026	422,592
611,673	3.50%, 02/01/2026	631,609
566,595	3.00%, 12/01/2026	578,814
1,145,081	3.00%, 02/01/2027	1,169,782
834,870	3.00%, 03/01/2027	852,902
1,471,360	3.00%, 04/01/2027	1,503,112
1,316,845	2.50%, 09/01/2027	1,320,925
1,731,022	2.50%, 02/01/2028	1,740,461
2,630,734	2.50%, 06/01/2028	2,644,299
65,363	6.00%, 01/01/2029	73,032
827,878	3.00%, 03/01/2029	845,236
433,186	3.50%, 09/01/2029	449,269
388,844	2.50%, 02/01/2030	389,772
352,255	2.50%, 06/01/2030	353,094
486,690	4.00%, 09/01/2030	512,759
1,499,131	3.00%, 10/01/2030	1,530,598
131,109	8.00%, 10/01/2030	146,699
1,238,612	3.50%, 01/01/2031	1,281,841
1,718,008	3.00%, 02/01/2031	1,752,551
1,311,685	4.50%, 08/01/2031	1,400,194
4,157,195	2.50%, 09/01/2031	4,154,656
436,342	3.50%, 01/01/2032	454,002
1,787,179	3.50%, 02/01/2032	1,850,560
79,408	6.50%, 06/01/2032	88,020
50,735	7.00%, 07/01/2032	58,599
1,714,575	3.00%, 08/01/2032	1,747,733
104,685	6.50%, 08/01/2032	116,038
7,857,577	3.00%, 10/01/2032	8,009,532
1,436,408	3.00%, 02/01/2033	1,469,289
516,092	5.50%, 03/01/2033	570,053
88,975	5.50%, 05/01/2033	99,216
890,473	3.00%, 08/01/2033	910,850
72,318	5.00%, 09/01/2033	78,522
53,711	5.50%, 01/01/2034	59,238
503,515	4.00%, 02/01/2034	531,657
335,263	5.50%, 03/01/2034	373,795
274,063	5.50%, 05/01/2034	303,632
81,684	5.50%, 02/01/2035	90,662
184,523	6.00%, 02/01/2035	209,393
968,355	3.00%, 03/01/2035	986,925
910,871	5.00%, 05/01/2035	989,578
18,190	5.00%, 07/01/2035	19,729
175,982	5.00%, 09/01/2035	191,187
200,479	5.00%, 10/01/2035	217,812
105,506	6.00%, 10/01/2035	119,756
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 166,360	5.50%, 11/01/2035	$ 184,542
24,805	6.00%, 11/01/2035	27,716
53,626	6.00%, 12/01/2035	60,405
67,484	5.50%, 04/01/2036	74,621
265,590	6.00%, 04/01/2036	300,603
598,011	6.00%, 06/01/2036	677,408
18,939	6.50%, 08/01/2036	21,334
155,626	5.50%, 10/01/2036	172,734
113,160	5.50%, 11/01/2036	125,201
1,133,247	6.00%, 12/01/2036	1,271,786
2,812,302	3.00%, 01/01/2037	2,857,613
88,241	5.00%, 07/01/2037	95,869
490,091	5.50%, 08/01/2037	543,818
729,881	5.50%, 01/01/2038	802,637
366,527	6.00%, 03/01/2038	413,371
184,169	5.50%, 07/01/2038	204,226
104,727	6.00%, 05/01/2039	118,491
890,101	4.50%, 08/01/2039	960,263
1,006,212	5.00%, 08/01/2039	1,099,095
754,902	5.00%, 12/01/2039	829,196
584,313	4.50%, 03/01/2040	629,331
620,190	5.00%, 06/01/2040	677,344
3,834,654	4.50%, 08/01/2040	4,112,748
957,453	4.50%, 09/01/2040	1,031,198
260,967	4.50%, 11/01/2040	279,703
396,741	5.00%, 11/01/2040	431,297
293,783	5.00%, 01/01/2041	320,024
2,618,627	4.00%, 02/01/2041	2,762,584
3,057,162	4.50%, 03/01/2041	3,280,377
4,247,266	5.00%, 05/01/2041	4,587,532
760,288	4.00%, 09/01/2041	798,888
483,963	4.50%, 10/01/2041	521,236
1,838,049	3.50%, 12/01/2041	1,899,001
1,822,395	4.00%, 01/01/2042	1,914,945
1,146,029	3.50%, 02/01/2042	1,183,987
5,986,169	3.00%, 09/01/2042	6,019,704
1,036,479	3.50%, 09/01/2042	1,055,763
1,654,601	3.50%, 11/01/2042	1,709,201
3,744,488	3.00%, 12/01/2042	3,765,435
2,041,796	3.00%, 02/01/2043	2,053,178
3,928,287	3.00%, 03/01/2043	3,941,782
1,042,590	3.00%, 04/01/2043	1,048,324
4,043,167	3.50%, 05/01/2043	4,180,323
148,545	4.00%, 06/01/2043	155,969
479,958	4.00%, 07/01/2043	507,046
3,342,950	3.00%, 08/01/2043	3,361,009
1,149,478	3.50%, 08/01/2043	1,186,836
664,249	3.00%, 09/01/2043	667,970
537,583	4.00%, 09/01/2043	568,154
2,128,327	4.00%, 10/01/2043	2,252,468
1,617,058	4.00%, 12/01/2043	1,709,025
1,404,189	5.00%, 01/01/2044	1,509,864
2,184,644	3.00%, 02/01/2044	2,196,422
1,705,428	3.50%, 06/01/2044	1,762,604
1,277,981	3.50%, 08/01/2044	1,320,829
1,990,219	4.00%, 08/01/2044	2,109,959
2,804,453	3.50%, 10/01/2044	2,898,483
572,563	4.00%, 12/01/2044	599,677
1,167,435	3.50%, 05/01/2045	1,206,526

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2017
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 725,977	4.00%, 06/01/2045	$ 764,603
830,321	3.50%, 11/01/2045	853,444
1,057,568	4.00%, 11/01/2045	1,106,986
9,543,720	3.50%, 12/01/2045	9,809,491
5,549,414	3.50%, 01/01/2046	5,703,954
895,480	4.00%, 01/01/2046	937,285
6,091,609	3.50%, 02/01/2046	6,261,247
2,797,102	3.50%, 03/01/2046	2,874,995
4,434,332	3.00%, 06/01/2046	4,437,470
1,423,352	3.00%, 07/01/2046	1,424,359
13,387,897	3.50%, 07/01/2046	13,760,721
1,210,233	2.50%, 10/01/2046	1,169,636
5,280,905	3.00%, 10/01/2046	5,292,188
3,428,763	4.00%, 10/01/2046	3,589,148
2,080,552	3.00%, 11/01/2046	2,082,024
2,895,821	3.00%, 12/01/2046	2,897,870
470,203	3.50%, 12/01/2046	483,297
3,055,310	3.50%, 01/01/2047	3,140,394
2,855,099	3.50%, 02/01/2047	2,934,608
3,272,658	4.00%, 03/01/2047	3,426,384
1,669,009	4.00%, 04/01/2047	1,747,476
3,781,817	4.00%, 05/01/2047	3,960,039
3,310,830	4.00%, 06/01/2047	3,467,029
1,643,104	4.50%, 06/01/2047	1,749,503
1,925,239	3.50%, 07/01/2047	1,978,900
4,415,598	3.50%, 08/01/2047	4,538,712
3,656,027	4.00%, 08/01/2047	3,829,082
1,382,576	3.00%, 09/01/2047	1,383,555
1,725,240	4.50%, 11/01/2047	1,837,718
4,750,000	3.50%, 12/01/2047	4,882,642
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2015-M15 Class AB1
1,786,601	2.38%, 10/25/2025	1,760,461
	Series 2016-M9 Class A1
1,421,245	2.00%, 06/25/2026	1,388,897
	Government National Mortgage Association
7,457	5.00%, 09/15/2018	7,536
811	9.00%, 04/15/2021	814
11,264	7.00%, 07/15/2025	12,256
11,717	7.50%, 12/15/2025	12,591
183,502	3.50%, 02/15/2026	190,106
141,717	4.00%, 04/20/2026	147,918
1,756,657	2.50%, 04/15/2027	1,767,306
1,069,440	3.00%, 06/20/2027	1,097,377
1,850,775	2.50%, 11/20/2030	1,859,842
295,094	5.00%, 11/15/2033	320,138
56,637	5.50%, 12/15/2035	62,919
71,450	5.00%, 12/20/2035	77,714
134,013	6.00%, 01/20/2036	151,911
160,911	5.50%, 02/20/2036	177,549
66,441	5.50%, 04/15/2037	73,757
991,443	5.00%, 06/15/2039	1,086,030
628,114	4.50%, 01/20/2040	666,221
929,125	4.00%, 05/20/2040	984,024
321,211	4.50%, 07/20/2040	340,688
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 180,721	5.50%, 07/20/2040	$ 198,249
298,789	4.50%, 09/20/2040	316,986
1,067,507	4.00%, 10/15/2040	1,121,963
557,825	4.00%, 09/15/2041	585,720
105,902	4.50%, 12/20/2041	112,193
534,744	3.50%, 06/15/2042	555,179
1,672,236	3.50%, 06/20/2042	1,740,798
1,873,527	3.50%, 08/15/2042	1,945,069
971,268	3.00%, 10/15/2042	984,197
1,233,513	3.00%, 02/15/2043	1,254,129
3,250,101	3.50%, 10/20/2044	3,369,564
1,616,649	3.00%, 01/20/2046	1,632,465
2,656,201	3.50%, 02/20/2046	2,751,664
1,675,030	3.50%, 03/20/2046	1,735,102
870,931	4.00%, 03/20/2046	915,893
4,331,200	3.00%, 04/20/2046	4,373,575
1,853,630	3.50%, 04/20/2046	1,919,964
2,313,688	3.50%, 05/20/2046	2,396,308
8,484,210	3.00%, 08/20/2046	8,567,215
2,692,083	3.00%, 09/20/2046	2,718,421
1,547,966	3.50%, 09/20/2046	1,602,971
2,898,158	3.50%, 10/20/2046	3,001,141
1,395,894	3.00%, 11/20/2046	1,409,551
2,083,393	3.00%, 12/20/2046	2,103,776
11,442,301	3.00%, 01/20/2047	11,554,248
2,266,158	3.50%, 01/20/2047	2,346,684
1,409,384	3.00%, 04/20/2047	1,423,173
2,794,934	3.50%, 04/20/2047	2,894,250
7,181,938	4.00%, 04/20/2047	7,495,989
2,521,577	3.50%, 05/20/2047	2,611,179
3,928,186	4.00%, 05/20/2047	4,099,878
2,610,643	4.50%, 05/20/2047	2,744,134
979,176	3.50%, 06/20/2047	1,013,978
5,401,342	3.50%, 07/20/2047	5,593,275
3,000,000	3.50%, 08/20/2047	3,106,603
		451,052,417
TOTAL MORTGAGE-BACKED SECURITIES — 29.42% (Cost $471,954,424)		$ 468,712,997
MUNICIPAL BONDS AND NOTES
2,000,000	City of Houston Texas Utility System Revenue 3.83%, 05/15/2028	2,134,160
2,000,000	Energy Northwest 2.81%, 07/01/2024	1,996,400
2,500,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	3,282,425
1,000,000	New York State Dormitory Authority Series C 4.55%, 02/15/2021	1,063,830
2,000,000	Port of Morrow 2.99%, 09/01/2036	1,874,880
600,000	State of Illinois 5.10%, 06/01/2033	599,004
1,000,000	State of Texas 5.52%, 04/01/2039	1,312,800

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2017
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 2,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	$ 2,162,400
TOTAL MUNICIPAL BONDS AND NOTES — 0.91% (Cost $13,935,813)		$ 14,425,899
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
500,000	3.38%, 06/12/2020	515,633
3,500,000	2.63%, 12/10/2021(b)	3,560,907
2,600,000	5.75%, 06/12/2026	3,204,542
	Federal Home Loan Mortgage Corp
2,000,000	1.25%, 10/02/2019	1,975,956
500,000	2.38%, 01/13/2022	504,430
	Federal National Mortgage Association
3,500,000	1.00%, 10/24/2019	3,442,523
1,000,000	1.50%, 06/22/2020	988,071
1,000,000	1.38%, 10/07/2021	972,402
2,000,000	1.88%, 09/24/2026(b)	1,884,722
500,000	Resolution Funding Corp 9.38%, 10/15/2020	597,850
	Tennessee Valley Authority
1,750,000	1.88%, 08/15/2022(b)	1,722,297
1,260,000	7.13%, 05/01/2030	1,816,044
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.33% (Cost $21,001,938)		$ 21,185,377
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
14,000,000	1.25%, 01/31/2019	13,911,935
9,000,000	1.38%, 02/28/2019	8,950,718
5,000,000	1.50%, 02/28/2019	4,979,847
9,500,000	1.63%, 03/31/2019	9,471,667
9,500,000	1.25%, 04/30/2019	9,423,948
3,500,000	3.13%, 05/15/2019	3,559,658
7,500,000	1.13%, 05/31/2019	7,424,500
10,500,000	1.00%, 06/30/2019	10,368,380
10,000,000	0.88%, 07/31/2019	9,848,394
12,000,000	1.00%, 08/31/2019(b)	11,829,222
10,000,000	1.25%, 10/31/2019(b)	9,886,796
10,000,000	1.00%, 11/30/2019	9,834,359
5,000,000	1.50%, 11/30/2019	4,963,270
5,000,000	1.13%, 12/31/2019(b)	4,925,336
9,000,000	1.25%, 01/31/2020	8,879,681
3,870,000	3.63%, 02/15/2020	4,008,123
5,000,000	1.38%, 02/29/2020	4,942,932
13,000,000	1.38%, 03/31/2020	12,846,072
3,800,000	1.13%, 04/30/2020	3,731,715
3,000,000	3.50%, 05/15/2020	3,109,326
9,000,000	1.38%, 05/31/2020	8,883,655
9,000,000	1.63%, 06/30/2020	8,932,556
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$10,000,000	1.63%, 07/31/2020	$ 9,921,988
7,500,000	2.63%, 08/15/2020	7,630,170
9,000,000	1.38%, 09/30/2020	8,862,046
5,000,000	1.75%, 10/31/2020	4,971,241
10,000,000	2.63%, 11/15/2020	10,179,613
12,000,000	2.38%, 12/31/2020	12,134,105
4,800,000	2.13%, 01/31/2021	4,816,521
10,000,000	2.00%, 02/28/2021	9,993,411
5,000,000	2.25%, 03/31/2021	5,032,645
7,000,000	1.38%, 04/30/2021	6,848,022
5,000,000	3.13%, 05/15/2021	5,173,076
5,000,000	2.00%, 05/31/2021	4,991,055
5,000,000	2.13%, 06/30/2021	5,009,419
6,500,000	1.13%, 07/31/2021	6,285,270
5,000,000	2.13%, 08/15/2021	5,006,890
2,000,000	2.13%, 09/30/2021	2,001,120
5,500,000	2.00%, 11/15/2021(b)	5,483,329
2,650,000	8.00%, 11/15/2021	3,228,362
4,000,000	1.50%, 01/31/2022	3,901,456
4,000,000	2.00%, 02/15/2022	3,980,660
6,500,000	1.75%, 03/31/2022	6,392,852
5,000,000	1.75%, 04/30/2022	4,913,445
10,000,000	1.88%, 05/31/2022	9,884,630
5,000,000	2.13%, 06/30/2022	4,990,325
5,000,000	2.00%, 07/31/2022	4,961,384
9,700,000	1.63%, 08/15/2022	9,472,360
3,650,000	7.25%, 08/15/2022	4,467,945
5,000,000	1.75%, 09/30/2022	4,899,205
8,000,000	1.63%, 11/15/2022	7,795,201
2,000,000	1.75%, 01/31/2023	1,954,703
7,000,000	1.50%, 02/28/2023	6,753,662
5,000,000	1.50%, 03/31/2023	4,819,525
5,000,000	1.75%, 05/15/2023	4,875,925
3,500,000	1.38%, 06/30/2023	3,342,988
5,000,000	2.50%, 08/15/2023	5,066,835
2,000,000	6.25%, 08/15/2023	2,422,083
5,000,000	1.38%, 09/30/2023	4,761,941
7,500,000	2.75%, 11/15/2023	7,701,471
6,000,000	2.25%, 01/31/2024	5,985,815
4,000,000	2.13%, 02/29/2024	3,959,600
10,000,000	2.50%, 05/15/2024	10,110,625
6,500,000	2.38%, 08/15/2024	6,519,302
3,750,000	2.25%, 11/15/2024	3,729,763
5,500,000	2.00%, 02/15/2025	5,375,118
10,000,000	2.13%, 05/15/2025	9,844,745
4,800,000	6.88%, 08/15/2025(b)	6,317,276
6,000,000	2.25%, 11/15/2025	5,945,677
5,000,000	1.63%, 02/15/2026	4,720,556
10,000,000	2.00%, 11/15/2026	9,674,870
2,000,000	2.38%, 05/15/2027	1,993,685
5,000,000	2.25%, 08/15/2027	4,928,131
5,000,000	2.25%, 11/15/2027(b)	4,927,899
6,200,000	4.75%, 02/15/2037	8,253,627
7,000,000	3.50%, 02/15/2039	7,987,905
5,275,000	4.38%, 05/15/2040	6,795,305
6,000,000	3.13%, 11/15/2041	6,443,708
15,000,000	2.75%, 08/15/2042	15,088,346
5,000,000	3.13%, 02/15/2043	5,366,079
5,000,000	2.88%, 05/15/2043	5,135,739

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2017
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 5,000,000	3.75%, 11/15/2043	$ 5,951,537
5,000,000	3.63%, 02/15/2044	5,838,308
5,000,000	3.38%, 05/15/2044	5,604,855
5,000,000	3.13%, 08/15/2044	5,368,280
5,000,000	3.00%, 11/15/2044	5,246,083
13,000,000	2.50%, 02/15/2045	12,379,260
6,500,000	2.50%, 02/15/2046	6,178,402
TOTAL U.S. TREASURY BONDS AND NOTES — 36.74% (Cost $587,635,376)		$ 585,309,465
SHORT TERM INVESTMENTS
Money Market Mutual Funds — 0.33%
1,765,000	BlackRock Liquidity Funds FedFund Institutional Shares(c), 1.17%(d)	1,765,000
1,776,000	Invesco Short-Term Investments Trust Government & Agency Portfolio Institutional Class(c), 1.19%(d)	1,776,000
1,722,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(c), 1.20%(d)	1,722,000
		5,263,000
Repurchase Agreements — 3.05%
13,800,000	Repurchase agreement (principal amount/value $13,800,000 with a maturity value of $13,802,300 with Daiwa Capital Markets America Inc, 1.50%, dated 12/31/17 to be repurchased at $13,802,300 on 1/2/18 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 1/4/18 - 11/15/46, with a value of $14,076,012.	13,800,000
9,512,053	Undivided interest of 28.40% in a repurchase agreement (principal amount/value $33,525,866 with a maturity value of $33,531,118) with Merrill Lynch, Pierce, Fenner & Smith, 1.41%, dated 12/31/17 to be repurchased at $9,512,053 on 1/2/18 collateralized by various U.S. Government Agency securities, 1.98% - 9.50%, 1/15/18 - 8/1/48, with a value of $34,196,384.(c)	9,512,053
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 6,219,741	Undivided interest of 55.82% in a repurchase agreement (principal amount/value $11,150,884 with a maturity value of $11,152,557) with Bank of Montreal, 1.35%, dated 12/31/17 to be repurchased at $6,219,741 on 1/2/18 collateralized by U.S. Treasury securities, 0.13% - 5.25%, 4/30/18 - 2/15/45, with a value of $11,373,913.(c)	$ 6,219,741
9,512,053	Undivided interest of 8.65% in a repurchase agreement (principal amount/value $110,065,222 with a maturity value of $110,082,466) with Citigroup Global Markets Inc, 1.41%, dated 12/31/17 to be repurchased at $9,512,053 on 1/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 4/1/18 - 8/20/67, with a value of $112,266,527.(c)	9,512,053
9,512,053	Undivided interest of 9.83% in a repurchase agreement (principal amount/value $96,861,869 with a maturity value of $96,876,936) with RBC Capital Markets Corp, 1.40%, dated 12/31/17 to be repurchased at $9,512,053 on 1/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.88% - 8.88%, 2/15/19 - 12/20/47, with a value of $98,799,106.(c)	9,512,053
		48,555,900
SHORT TERM INVESTMENTS — 3.38% (Cost $53,818,900)		$ 53,818,900
TOTAL INVESTMENTS — 102.27% (Cost $1,624,869,283)		$1,629,134,930
OTHER ASSETS & LIABILITIES, NET — (2.27)%		$ (36,087,120)
TOTAL NET ASSETS — 100.00%		$1,593,047,810

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of December 31, 2017
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2017, the aggregate cost and fair value of 144A securities was $51,917,434 and $52,852,339, respectively, representing 3.32% of net assets.
(b)	All or a portion of the security is on loan at December 31, 2017.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2017.
LP	Limited Partnership
REIT	Real Estate Investment Trust
TBA	To Be Announced
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2017
Great-West Bond Index Fund
ASSETS:
Investments in securities, fair value (including $39,186,643 of securities on loan)(a)	$1,580,579,030
Repurchase agreements, fair value(b)	48,555,900
Cash	380,255
Interest receivable	9,459,335
Subscriptions receivable	1,231,987
Total Assets	1,640,206,507
LIABILITIES:
Due to brokers (TBAs)	1,800,783
Payable for director fees	4,015
Payable for distribution fees	56,915
Payable for other accrued fees	86,279
Payable for shareholder services fees	181,091
Payable to investment adviser	168,702
Payable upon return of securities loaned	40,018,900
Redemptions payable	4,842,012
Total Liabilities	47,158,697
NET ASSETS	$1,593,047,810
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$15,652,367
Paid-in capital in excess of par	1,573,127,078
Net unrealized appreciation	4,265,647
Accumulated net realized gain	2,718
NET ASSETS	$1,593,047,810
NET ASSETS BY CLASS
Investor Class	$330,201,117
Class L	$281,688,606
Institutional Class	$981,158,087
CAPITAL STOCK:
Authorized
Investor Class	85,000,000
Class L	75,000,000
Institutional Class	230,000,000
Issued and Outstanding
Investor Class	23,916,180
Class L	31,904,807
Institutional Class	100,702,678
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.81
Class L	$8.83
Institutional Class	$9.74
(a) Cost of investments	$1,576,313,383
(b) Cost of repurchase agreements	$48,555,900
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2017
Great-West Bond Index Fund
INVESTMENT INCOME:
Interest	$36,967,638
Income from securities lending	80,045
Total Income	37,047,683
EXPENSES:
Management fees	2,020,695
Shareholder services fees – Investor Class	1,202,274
Shareholder services fees – Class L	818,956
Audit and tax fees	23,477
Custodian fees	31,351
Director's fees	10,708
Distribution fees – Class L	584,890
Legal fees	5,594
Pricing fees	58,693
Registration fees	64,956
Shareholder report fees	17,195
Transfer agent fees	7,285
Other fees	1,050
Total Expenses	4,847,124
Less amount waived by investment adviser	39,521
Net Expenses	4,807,603
NET INVESTMENT INCOME	32,240,080
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(164,122)
Net change in unrealized appreciation on investments	13,776,985
Net Realized and Unrealized Gain	13,612,863
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,852,943
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Bond Index Fund	2017	2016
OPERATIONS:
Net investment income	$32,240,080	$24,844,846
Net realized gain (loss)	(164,122)	4,183,171
Net change in unrealized appreciation (depreciation)	13,776,985	(8,508,117)
Net Increase in Net Assets Resulting from Operations	45,852,943	20,519,900
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	(8,976)	(6,898)
Class L	(11,974)	(5,506)
Institutional Class	(37,793)	(24,838)
From return of capital	(58,743)	(37,242)
From net investment income
Investor Class	(3,572,613)	(3,381,449)
Class L	(4,981,710)	(3,385,042)
Institutional Class	(23,527,810)	(19,109,966)
From net investment income	(32,082,133)	(25,876,457)
From net realized gains
Investor Class	-	(703,759)
Class L	-	(556,647)
Institutional Class	-	(2,536,309)
From net realized gains	0	(3,796,715)
Total Distributions	(32,140,876)	(29,710,414)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	178,481,185	215,548,656
Class L	164,444,743	161,740,689
Institutional Class	240,263,487	280,062,665
Shares issued in reinvestment of distributions
Investor Class	3,581,589	4,092,106
Class L	4,993,684	3,947,195
Institutional Class	23,565,603	21,671,113
Shares redeemed
Investor Class	(182,183,048)	(209,972,958)
Class L	(56,158,905)	(33,167,193)
Institutional Class	(120,656,550)	(216,540,799)
Net Increase in Net Assets Resulting from Capital Share Transactions	256,331,788	227,381,474
Total Increase in Net Assets	270,043,855	218,190,960
NET ASSETS:
Beginning of year	1,323,003,955	1,104,812,995
End of year	$1,593,047,810	$1,323,003,955
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Bond Index Fund	2017	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	13,013,075	15,618,985
Class L	18,607,024	17,636,069
Institutional Class	24,568,069	28,174,151
Shares issued in reinvestment of distributions
Investor Class	260,508	297,347
Class L	564,476	439,522
Institutional Class	2,413,892	2,201,762
Shares redeemed
Investor Class	(13,257,123)	(15,154,674)
Class L	(6,344,569)	(3,659,232)
Institutional Class	(12,332,703)	(21,805,997)
Net Increase	27,492,649	23,747,933
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$13.54	0.27	0.14	0.41	(0.00) (d)	(0.14)	-	(0.14)	$13.81	3.06%
12/31/2016	$13.44	0.26	0.00 (d)	0.26	(0.00) (d)	(0.13)	(0.03)	(0.16)	$13.54	1.94%
12/31/2015	$13.67	0.27	(0.24)	0.03	-	(0.22)	(0.04)	(0.26)	$13.44	0.23%
12/31/2014	$13.25	0.27	0.49	0.76	-	(0.29)	(0.05)	(0.34)	$13.67	5.76%
12/31/2013	$13.91	0.26	(0.61)	(0.35)	-	(0.25)	(0.06)	(0.31)	$13.25	(2.51%)
Class L
12/31/2017	$ 8.77	0.15	0.09	0.24	(0.00) (d)	(0.18)	-	(0.18)	$ 8.83	2.75%
12/31/2016	$ 8.91	0.14	0.02	0.16	(0.00) (d)	(0.27)	(0.03)	(0.30)	$ 8.77	1.76%
12/31/2015	$ 9.17	0.15	(0.15)	0.00	-	(0.22)	(0.04)	(0.26)	$ 8.91	(0.05%)
12/31/2014	$ 9.00	0.16	0.33	0.49	-	(0.27)	(0.05)	(0.32)	$ 9.17	5.51%
12/31/2013	$ 9.61	0.16	(0.43)	(0.27)	-	(0.28)	(0.06)	(0.34)	$ 9.00	(2.79%)
Institutional Class
12/31/2017	$ 9.67	0.23	0.09	0.32	(0.00) (d)	(0.25)	-	(0.25)	$ 9.74	3.30%
12/31/2016	$ 9.71	0.22	0.01	0.23	(0.00) (d)	(0.24)	(0.03)	(0.27)	$ 9.67	2.36%
12/31/2015 (e)	$10.00	0.15	(0.21)	(0.06)	-	(0.19)	(0.04)	(0.23)	$ 9.71	(0.60%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2017	$ 330,201	0.50%	0.50%	1.99%	33% (h)
12/31/2016	$ 323,718	0.50%	0.50%	1.86%	42% (i)
12/31/2015	$ 310,939	0.50%	0.50%	1.93%	40%
12/31/2014	$1,002,592	0.50%	0.50%	2.00%	57%
12/31/2013	$1,019,620	0.50%	0.50%	1.91%	35%
Class L
12/31/2017	$ 281,689	0.76%	0.75%	1.75%	33% (h)
12/31/2016	$ 167,319	0.75%	0.75%	1.57%	42% (i)
12/31/2015	$ 41,548	0.75%	0.75%	1.69%	40%
12/31/2014	$ 15,011	0.75%	0.75%	1.74%	57%
12/31/2013	$ 4,451	0.75%	0.75%	1.67%	35%
Institutional Class
12/31/2017	$ 981,158	0.15%	0.15%	2.35%	33% (h)
12/31/2016	$ 831,966	0.15%	0.15%	2.21%	42% (i)
12/31/2015 (e)	$ 752,326	0.15% (j)	0.15% (j)	2.28% (j)	40%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Not annualized for periods less than one full year.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 33%.
(i)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 41%.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-eight funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Bloomberg Barclays Capital Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Annual Report - December 31, 2017

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.

Annual Report - December 31, 2017

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 6,681,301	$ —	$ 6,681,301
Corporate Bonds and Notes	—	426,435,030	—	426,435,030
Foreign Government Bonds and Notes	—	52,565,961	—	52,565,961
Mortgage-Backed Securities	—	468,712,997	—	468,712,997
Municipal Bonds and Notes	—	14,425,899	—	14,425,899
U.S. Government Agency Bonds and Notes	—	21,185,377	—	21,185,377
U.S. Treasury Bonds and Notes	—	585,309,465	—	585,309,465
Short Term Investments	5,263,000	48,555,900	—	53,818,900
Total Assets	$ 5,263,000	$ 1,623,871,930	$ 0	$ 1,629,134,930
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Annual Report - December 31, 2017

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2017 and 2016 were as follows:
	2017	2016
Ordinary income	$32,082,133	$26,241,768
Long-term capital gain	-	3,431,404
Return of capital	58,743	37,242
	$32,140,876	$29,710,414
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2017. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
$(58,743)	$(99,204)	$157,947
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2017, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Capital loss carryforwards	(820,387)
Post-October losses	(79,330)
Net unrealized appreciation	5,168,082
Tax composition of capital	$4,268,365
At December 31, 2017, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2017, the Fund did not utilize any capital loss carryforwards. Details of the capital loss carryforwards as of December 31, 2017, were as follows:
No Expiration	$(820,387)
Total	$(820,387)
The Fund has elected to defer to the next fiscal year the following Post-October losses:

Annual Report - December 31, 2017

Post-October Ordinary Losses	Post-October Capital Losses
$—	$(79,330)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2017 were as follows:
Federal tax cost of investments	$1,623,966,848
Gross unrealized appreciation on investments	21,884,462
Gross unrealized depreciation on investments	(16,716,380)
Net unrealized appreciation on investments	$5,168,082
2.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into repurchase agreements with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at December 31, 2017.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities	Financial Investments Available for Offset	Financial Investments Collateral Received(a)	Cash Collateral (Received) Pledged(a)	Net Amount
Repurchase agreements	$13,800,000	$—	$(13,800,000)	$—	$—
(a) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral (received) pledged by the Fund may exceed these reported amounts.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.13% of the Fund’s average daily net assets. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement. Prior to that date, the Adviser received monthly compensation at the annual rate of 0.15% of the average daily net assets of the Fund and the management fee encompassed fund operation expenses except for distribution fees and shareholder services fees.
Effective May 1, 2017, the Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.15% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2018 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Effective May 1, 2017, the Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2017, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of December 31, 2017	Recoupment of Past Reimbursed Fees by the Adviser
$39,521	$0

Annual Report - December 31, 2017

Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-eight funds for which they serve as directors was $696,375 for the year ended December 31, 2017.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $251,245,168 and $167,131,313, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $495,197,095 and $325,167,717, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2017, the Fund had securities on loan valued at $39,186,643 and received collateral as reported on the Statement of Assets and Liabilities of $40,018,900 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2017. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	4,544,989
Foreign Government Bonds and Notes	1,885,170
U.S. Government Agency Bonds and Notes	5,073,082
U.S. Treasury Bonds and Notes	28,515,659
Total secured borrowings	$40,018,900
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Bond Index Fund (the "Fund"), one of the funds of Great-West Funds, Inc. as of December 31, 2017, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2018
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2017, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 74	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	58	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 74	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	58	Director, Guaranty Bancorp
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	58	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 58	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	58	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 54	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	58	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 61	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 43	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 50	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 36	Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 50	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 42	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund, and receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $866,000 for fiscal year 2016 and $834,600 for fiscal year 2017.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2016 and $50,000 for fiscal year 2017. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2016 and $0 for fiscal year 2017.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2016 equaled $1,186,300 and for fiscal year 2017 equaled $1,480,500.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2018